Financial assets measured at fair value through profit or loss	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through profit or loss [abstract]
Financial assets measured at fair value through profit or loss	Financial assets measured at fair value through profit or loss
During the year ended December 31, 2024, we invested $89.1 million for a passive, minority interest in DHT Holdings Inc. ("DHT"), a publicly traded crude tanker shipping company which owns a fleet of 27 Very Large Crude Carriers, four of which are still under construction. We purchased 7,982,480 common shares in DHT, or 4.99% of the outstanding shares, in the open market at an average price of $11.17 per share during the year ended December 31, 2024. These instruments are not debt instruments and currently our business model for these instruments is to hold them for trading. At December 31, 2024, we held common stock of DHT at its fair value of $74.2 million. We received dividends of $3.8 million from this investment during the year ended December 31, 2024.